Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
General and administrative costs	$ 1,013,070	$ 138,115
Operating loss	(1,013,070)	(138,115)
Interest income on investments held in trust account	3,432,374	493,020
Change in derivative liability		25,906
Total other income	3,432,374	518,926
Net income	$ 2,419,304	$ 380,811
Weighted average ordinary shares outstanding, basic	6,600,000	1,341,758
Weighted average ordinary shares outstanding, diluted	6,600,000	1,341,758
Basic net income per ordinary share for ordinary shares not subject to redemption.	$ 0.27	$ 0.12
Diluted net income per ordinary share for ordinary shares not subject to redemption.	$ 0.27	$ 0.12
Weighted average ordinary shares outstanding, basic for ordinary shares subject to redemption	2,347,986	1,865,478
Weighted average ordinary shares outstanding, diluted for ordinary shares subject to redemption	2,347,986	1,865,478
Basic net income per ordinary share	$ 0.27	$ 0.12
Diluted net income per ordinary share	$ 0.27	$ 0.12